Leases - Amounts Recognized in Consolidated Statements of (Loss) Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Interest expense on lease liabilities	$ 679	$ 715
Amortization of ROU assets	6,383	4,705
Variable lease payments not included in the measurement of lease liabilities(1)	21,632	32,106
Expenses relating to leases of low-value assets and short-term leases	7,040	1,568
Total recognized in the consolidated statements of loss	35,734	$ 39,094
Contract mining costs capitalised	$ 14,400